Finance Receivables And Loans, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 111,600	$ 99,948
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	111,600	99,947
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	74,065	64,044
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	74,065	64,043
Consumer Portfolio Segment [Member] | Consumer Loan [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	73,462	63,480
Consumer Portfolio Segment [Member] | Consumer Loan [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	603	563
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	64,292	56,570
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	64,292	56,570
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	63,817	56,184
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	475	386
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	9,773	7,474
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	9,773	7,473
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	9,645	7,296
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	128	177
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	6,413	3,504
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	6,413	3,504
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	6,398	3,485
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	15	19
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	3,360	3,970
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	3,360	3,969
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	3,247	3,811
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 113	$ 158